Business combination agreement	12 Months Ended
Sep. 30, 2022
Business combination agreement
Business combination agreement

9.    Business combination agreement

On May 12, 2021, Centricus Acquisition Corp. (“Centricus”/ “CAC”), Arqit Limited (“AL”), and the shareholders of AL entered into a Business Combination Agreement whereby: (i) on September 2, 2021, Centricus merged with and into Arqit Quantum Inc (“the Company” / “AQI”), with the Company surviving the merger, and the security holders of Centricus became security holders of the Company, and (ii) on September 3, 2021, the Company acquired all of the issued and outstanding share capital of AL from the shareholders of AL in exchange for ordinary shares of the Company, such that AL is a direct wholly owned subsidiary of the Company.

In consideration for the merger between the Company and Centricus, each Centricus shareholder received one  ordinary share and one warrant of the Company for each ordinary share and warrant they held in Centricus, respectively. Each ordinary share of AL was acquired by the Company in exchange for 46.06 ordinary shares of AQI.

The merger of the Company and Centricus does not meet the definition of an IFRS 3 business combination. At the date of the merger, Centricus did not meet the definition of a business under IFRS 3 and as such the merger constitutes a reverse acquisition as opposed to a business combination.

Concurrently with the execution of the Business Combination Agreement, the Company and Centricus entered into subscription agreements with PIPE Investors who agreed to subscribe for and purchase an aggregate of 7,100,000 ordinary shares in the Company at $10.00 per share for gross proceeds of $71,000,000.

After market close on September 3, 2021, Centricus’ ordinary shares, units and warrants ceased trading on The Nasdaq Stock Market LLC, and beginning on September 7, 2021, the Company’s ordinary shares and warrants began trading on Nasdaq under the symbols "ARQQ" and “ARQQW”, respectively.  Please see note 17 for further detail on the valuation of the warrants.

The acquisition of the share capital of AL by the Company whereby AL becomes a wholly owned subsidiary of the Company, constitutes a reverse acquisition as the previous shareholders of AL own a substantial majority of the Ordinary Shares of the Company. As the

Company previously had no investment activities and was engaged in acquiring AL and raising equity financing to provide the required funding for the operations of the acquisition and re-listing on the NASDAQ exchange, it did not meet the definition of a business as prescribed in IFRS 3. Accordingly, this reverse acquisition does not constitute a business combination and is accounted for in accordance with IFRS 2 Share-based Payments and associated IFRIC guidance.

Although, the reverse acquisition is not a business combination, the Company has become a legal parent and is required to apply IFRS 10 and prepare consolidated financial statements. The Directors accounted for the transaction by applying reverse acquisition methodology, but rather than recognising goodwill, the difference between the equity value given up by the AL shareholders and the share of the fair value of net assets gained by the AL shareholders is charged to the statement of profit or loss as a share based payment charge (the deemed acquisition cost), and represents in substance, the cost of acquiring a NASDAQ quoted listing. In accordance with reverse acquisition accounting principles, these consolidated financial statements represent a continuation of the financial statements of AL and include:

a)	The assets and liabilities of AL at their pre-acquisition carrying amounts and the results for both years; and
b)	The assets and liabilities of the Company as at September 3,2021, and its results from September 3, 2021 to September 30, 2021. Included in group profit/ (loss) for was a loss of $651,973 generated by the Company for the period September 3, 2021 to September 30, 2021.

On September 3, 2021 the Company issued 90,000,000 ordinary shares to acquire 1,954,174 shares of AL. However, as AL is determined to be the accounting acquirer, the fair value of the shares deemed to have been issued by AL to acquire the Company is determined as $223,517,945.

The fair value is based on an enterprise valuation of Arqit Limited using a market approach. The number of shares deemed issued by Arqit Limited to Arqit Quantum Inc. is 485,326 and represents the number of shares that would need to be issued to acquire the same percentage equity interest in the combined entity that results from the reverse acquisition. The fair value of Arqit Limited shares deemed issued at September 3, 2021 was determined using the following level 3 fair value inputs:

		Valuation
	Fair value	technique	Unobservable input	Range
485,326 Ordinary Shares in Arqit Limited deemed issues in reverse acquisition	$223,517,945	Market comparable companies	Revenue multiple	12-17 x
			EBITDA multiple	20-30 x
			uFCF multiple	20-25 x
			Revenue growth rate (CAGR)	9.1%
			Discount	20%

The fair value of net assets of Arqit Quantum Inc at September 3, 2021 was $68,049,006 as follows:

$
Cash and cash equivalents	107,035,478
Trade and other receivables	1,961,889
Warrant liabilities	(29,948,361)
Trade and other payables	(11,000,000)
Net assets	68,049,006

Due to the short-term nature of cash and cash equivalents and trade and other payables, the carrying value approximated the fair value at September 3, 2021.

The fair value of the Company warrants was based on a binomial tree valuation approach, reflecting the contractual exercise period, warrant price, redemption provisions, and prevailing market data as at the Valuation Dates. This technique was used based on the terms of the warrants. In the case of the Private Warrants, a discount for lack of marketability (“DLOM”) was applied since these may only be transferred to a specified group of permitted transferees, therefore limiting the depth of the market.

The difference between the deemed cost and the fair value of the net assets acquired therefore amounted to $55,459,939 and was expensed in accordance with IFRS 2 as the deemed reverse acquisition cost to profit or loss.

Any transaction costs associated with the issuing of shares were deducted directly from equity. Mixed costs that relate to both share issuance and listing on the stock exchange were apportioned based on the number of new shares issued to the total shares. $16,914,223 was directly attributable to the share issuance and deducted from equity.

Other reserves arose as a result of the reverse acquisition:

$
Pre-acquisition losses of AQI	(18,237,443)
Pre-acquisition reserves of AQI	26,285,329
AL share capital at acquisition	269
AL share premium at acquisition	20,210,904
Reverse acquisition expense	155,459,939
Transaction costs	(16,914,223)
166,804,775

Included in Group profit/ (loss) for the year is a loss of $651,973 generated by the Company (accounting acquiree) for the period September 3, 2021 to September 30, 2021.

As additional consideration for the shares in AL, earnout shares may be granted if an earnout condition is met. The earnout condition being if at any time during the three years following the share acquisition closing date, the closing price of the ordinary shares of the

Company during such period is equal to or exceeds $12.50 per share for any twenty trading days during a thirty consecutive trading day period, the Company will issue to the original shareholders of AL their pro rata portion of the earnout shares being 10,000,000 additional AQI shares.  Subsequent to the year end, the earn-out conditions have been met in October 2021 and has been accounted for in these financial statements.

The exceptional costs within the Consolidated Statement of Comprehensive Income for the year ended 30 September 2021 comprised:

$
Reverse acquisition expense	155,459,939
Other listing expenses	2,589,611
158,049,550